SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 15 - SUBSEQUENT EVENTS

During the month of July, 2012 our convertible note holders converted $609, 606 of their notes balance into 8,560,944 of our common stock. In addition we sold 2,860,125 common stock units as part of a PIPE transaction that closed in July, 2012, and we had warrants exercised into 675,000 of our common stock in July, 2012. Other than the disclosures shown, management did not identify any events or transactions that should be recognized or disclosed in the accompanying financial statements.

NOTE 17 - SUBSEQUENT EVENTS

On November 23, 2011, IceWEB, Inc. (the "Company") entered into a Securities Purchase Agreement (the "Purchase Agreement") with three accredited investors pursuant to which the Company sold $2,012,500 in principal amount of Senior Convertible Notes (the "Notes") and issued the investors Series O, Series P and Series Q Warrants (collectively, the "Warrants") to purchase up to an aggregate of 35,514,708 shares of the Company's common stock for an aggregate purchase price of $1,750,000 in a private transaction exempt from registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on an exemption from registration pursuant to Section 4(2) and Regulation D of the Securities Act. The Company issued the Notes at an original issue discount of 13%. We also entered into a Registration Rights Agreement with investors in which we agreed to register the shares underlying the Notes and the Warrants.

We paid Rodman & Renshaw, LLC, a broker-dealer and member of FINRA who acted as the exclusive placement agent for us in the offering, a cash commission of $155,000, issued it warrants to purchase an aggregate of 911,765 shares of our common stock with an exercise price of $0.17 per share which are identical to the Series O Warrants, and reimbursed it for legal expenses of $20,000. We reimbursed Iroquois Master Fund Ltd., an investor in the offering, $60,000 for its non-accountable expenses related to the investment. We are using the net proceeds from this offering for general working capital.

The Purchase Agreement contains customary covenants on our part that are typical for transactions of this type, as well as the following additional covenants:

•	we agreed not to file any registration statement, other than the registration statement we are required to file under the Registration Rights Agreement described below or a registration statement on Form S-4 or S-8, until the first date on which the resale by the investors of all shares of common stock underlying the securities sold in the offering is either covered by one or more effective registration statements or may be resold pursuant to Rule 144 under the Securities Act without the need for current public information required by Rule 144 (the "Applicable Date");
•	we agreed not conduct any other securities offerings until 30th trading day after the Applicable Date, except for certain excluded securities, and while the Notes and Warrants are outstanding, we agreed not to enter into any variable rate transactions;
•	we agreed to offer to the investors, until the first anniversary of the closing date, the opportunity to participate in any subsequent securities offerings by our company;
•	so long as the Notes or Warrants are outstanding, we agreed not to issue any securities other than for cash or in connection with options which may be granted to our officers, directors and employees; and
•	we are required to enter into an amendment with Sand Hill Finance, LLC for our factoring agreement to extend the maturity date of the agreement to at least 91 days after all obligations under the Notes have been satisfied, among other modifications.

The Company has evaluated subsequent events through the filing date of this Form 10-K, and determined that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes thereto other than as discussed in the accompanying notes.